Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	21.00%	30.30%	35.00%
State income taxes, net of federal income tax benefit	21.50%	3.00%	10.00%
Changes to unrecognized tax benefits	(72.00%)	1.80%	(5.90%)
Excess executive compensation	(0.90%)	(0.10%)	0.30%
Meals and entertainment disallowance	10.00%	(0.20%)	0.50%
Tax credits	(6.00%)	0.60%
Changes in valuation allowance	103.20%	(26.70%)	(1.20%)
Changes in deferred taxes and payables	(34.70%)	(3.70%)	7.00%
Amounts not deductible for tax	5.50%	0.10%	1.90%
State law changes	(72.10%)	1.50%	3.10%
Impact of Tax Cuts and Jobs Act		4.10%
Goodwill impairment		(1.80%)
Other, net	2.20%		2.20%
Effective income tax rate	(22.30%)	8.90%	52.90%